Credit Facilities - Additional Information (Details) $ in Millions, $ in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Disclosure of detailed information about borrowings [line items]
Outstanding letters of credit		$ 15.0	$ 15.0
Revolving Facilities
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 575
Term Loan
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity		$ 300.0
Operating loan
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	50
Syndicated loan
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	325
Subsidiary syndicated loan
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 200
Long-Term Notes And Credit Facilities | Weighted average [member] | Effective Interest Rate
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate on Credit Facilities	2.10%	2.10%	2.40%